Risks and concentration - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Risks and Concentration
Cash and cash equivalents		$ 49,262	¥ 342,951	¥ 413,143
Time deposits		20,698	144,093	162,688
Short-term investments		$ 65,060	452,936	136,304
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents			51,077	149,503
Cash, insured amount | $	$ 500,000
Cash and cash equivalents | Geographic concentration risk | People's Republic of China
Risks and Concentration
Cash and cash equivalents			205,854	196,352
Cash, insured amount			500,000
Time deposits | Geographic concentration risk | People's Republic of China
Risks and Concentration
Time deposits			¥ 213,509	¥ 117,688